Commitments & Contingencies (Details) - USD ($)		3 Months Ended
	Feb. 11, 2021	Dec. 31, 2020
Commitments & Contingencies
Underwriting cash discount per unit	$ 0.20	$ 0.20
Aggregate deferred underwriting fee payable	$ 5,520,000	$ 4,800,000
Deferred fee per unit	$ 0.35	$ 0.35
Underwriter cash discount	$ 9,660,000
Aggregate underwriter cash discount		$ 8,400,000